Acquisition (Tables)	9 Months Ended
Sep. 30, 2016
Acquisition [Abstract]
Schedule of estimated fair value business acquisitions

January 1, 2016

Checks in excess of deposits	$(3,434)
Current assets	34,597
Property and equipment	1,271,617
Other long-term assets	38,359
Total assets acquired	1,341,139

Current liabilities	113,080)
Accrued interest	122,582
Notes payable, long-term	2,000,826
Other long-term liabilities	36,027
Total liabilities assumed	2,272,515
Net liabilities acquired	$(931,376

Schedule of unaudited pro forma information
	Nine Months Ended September 30,
	2016	2015

Revenues	$295,452	$120,880
Net loss	$(2,076,672)	$(731,242)